Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Net sales	$ 3,852	$ 1,360	$ 418
Reimbursements against research and development costs	0	0	$ 2,032
Accounts receivable	3,802	1,302
Other long-term assets	17,713	13,067
Accounts payable	1,921	391
Accrued and other current liabilities	9,028	3,926
Other long-term liabilities	$ 3,075	$ 5,889